CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Net income (loss)		$ 18.8	$ 260.1
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of: 2017 $190.4; 2016 Successor $74.1; 2016 Predecessor $61.0; 2015 $(322.5))		137.7	411.5
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0; 2015 $(6.1))		(0.3)	(0.1)
Impact of net unrealized (gains) losses on DAC and VOBA (net of taxes of: 2017 $(17.0); 2016 Successor $(7.5); 2016 Predecessor $(13.1); 2015 $55.7)		(14.0)	(41.9)
Impact of cash flow hedges (net of taxes of: 2017 $(21.2); 2016 Successor $9.5; 2016 Predecessor $13.6; 2015 $19.3)		17.7	(41.1)
Other comprehensive income (loss)		141.1	328.4
Total comprehensive income (loss)		$ 159.9	$ 588.5
Predecessor Company
Net income (loss)	$ (3.9)			$ 178.4
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of: 2017 $190.4; 2016 Successor $74.1; 2016 Predecessor $61.0; 2015 $(322.5))	113.3			(598.9)
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of: 2017 $0.0; 2016 Successor $(0.1); 2016 Predecessor $0.0; 2015 $(6.1))	0.0			(11.4)
Impact of net unrealized (gains) losses on DAC and VOBA (net of taxes of: 2017 $(17.0); 2016 Successor $(7.5); 2016 Predecessor $(13.1); 2015 $55.7)	(24.4)			103.3
Impact of cash flow hedges (net of taxes of: 2017 $(21.2); 2016 Successor $9.5; 2016 Predecessor $13.6; 2015 $19.3)	25.2			35.7
Other comprehensive income (loss)	114.1			(471.3)
Total comprehensive income (loss)	$ 110.2			$ (292.9)